Schedule of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			$ 847
Additions			54
Transfer
Amortization	$ (68)	$ (79)	(124)	$ (157)
Balance at June 30, 2025	777		777
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			1,910
Balance at June 30, 2025	1,964		1,964
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			(1,063)
Balance at June 30, 2025	(1,187)		(1,187)
Data library [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			519
Additions
Transfer			370
Amortization			(124)
Balance at June 30, 2025	765		765
Data library [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			1,582
Balance at June 30, 2025	1,952		1,952
Data library [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			(1,063)
Balance at June 30, 2025	(1,187)		(1,187)
Data library not yet available for use [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			328
Additions			54
Transfer			(370)
Amortization
Balance at June 30, 2025	12		12
Data library not yet available for use [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			328
Balance at June 30, 2025	12		12
Data library not yet available for use [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024
Balance at June 30, 2025